SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
SUBSIDIARIES	SUBSIDIARIES
The following provides information about our partnership’s wholly-owned subsidiaries as of December 31, 2021 and 2020:

			Ownership interest (%)
		Country of incorporation
Defined Name	Name of entity		2021	2020
Transport
Australian rail operation	Arc Infrastructure Holdings No. 1 Pty Ltd	Australia	100	100
The following table presents details of non-wholly owned subsidiaries of our partnership:

		Country of incorporation	Effective Ownership Interest (%)		Voting interest (%)
Defined Name	Name of entity		2021	2020	2021	2020
Utilities
U.K. regulated distribution operation	BUUK Infrastructure No 1 Limited(3)	U.K.	80	80	80	80
Canadian district energy operation	Enwave Energy Corporation(1),(3)	Canada	—	25	—	100
U.S. district energy operation	Enwave USA(1),(3)	U.S.	—	40	—	100

		Country of incorporation	Effective Ownership Interest (%)		Voting interest (%)
Defined Name	Name of entity		2021	2020	2021	2020
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A.(1),(2)	Brazil	31	28	92	90
Colombian natural gas distribution operation	Vanti S.A. ESP(1),(2)	Colombia	21	21	75	75
Brazilian electricity transmission operation	Odoya Transmissora de Energia S.A., Esperanza Transmissora de Energia S.A., Jose Maria de Macedo de Eletricidade S.A, Giovanni Sanguinetti Transmissora de Energia S.A. & Veredas Transmissora de Eletricidade S.A.(1),(2)	Brazil	31	31	100	100
European residential infrastructure operation	Thermondo GmbH(2)	Germany	11	—	51	—
North American residential energy infrastructure operation	Enercare Inc.(1)	Canada	30	30	100	100
Indian gas transmission operation	Pipeline Infrastructure Ltd.(1)	India	23	24	80	83
U.K. residential infrastructure business	BOXT Limited(1),(2)	U.K.	15	—	60	—
Transport
North American rail operation	Genesee & Wyoming Inc.(1)	U.S.	9	9	72	72
U.K. ports operation	Brookfield Port Acquisitions (UK) Limited(1)	U.K.	59	59	100	100
Australian port operation	Linx Cargo Care Group Pty Ltd(1)	Australia	27	27	67	67
Chilean toll roads	Sociedad Concesionaria Vespucio Norte Express S.A.(1),(3)	Chile	—	17	—	60
Indian toll roads	BIF India Holdings Pte Ltd(1)	Singapore	40	40	93	93
Peruvian toll roads	Rutas de Lima S.A.C(1)	Peru	17	17	57	57
Indian toll roads	Simhapuri Expressway Limited(1)	India	29	29	93	93
Indian toll roads	Rayalseema Expressway Private Limited(1)	India	26	26	84	84

		Country of incorporation	Effective Ownership Interest (%)		Voting interest (%)
Defined Name	Name of entity		2021	2020	2021	2020
Midstream
North American gas storage operation	Warwick Gas Storage L.P.(1)	Canada	25	25	100	100
North American gas storage operation	Lodi Gas Storage LLC(1)	U.S.	40	40	100	100
North American gas storage operation	Rockpoint Gas Storage Partners L.P.(1)	U.S.	40	40	100	100
Canadian diversified midstream operation	Inter Pipeline Ltd.(1),(2)	Canada	59	—	100	—
Western Canadian natural gas gathering and processing operation	NorthRiver Midstream Inc.(1)	Canada	29	29	100	100
Data
U.S. data center operation	Dawn Acquisitions LLC(1)	U.S.	29	29	100	100
Australian data center operation	Ruby Pooling Hold Trust(1)	Australia	29	29	100	100
Indian telecom towers operation	Summit Digitel Infrastructure Private Limited(1),(2)	India	17	17	62	62
U.K. telecom towers operation	WIG Holdings I Limited(1)	U.K.	24	25	98	100
Corporate
Holding LP	Brookfield Infrastructure L.P.	Bermuda	70	70	100	100

(1)For the above noted subsidiaries, our partnership has entered into voting arrangements to provide our partnership with the ability to direct the relevant activities of the investee. Our partnership controls these investees given that our partnership is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our partnership’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 6, Acquisition of Businesses, for further details.
(3)See Note 5, Disposition of Businesses, for further details.